Equity Offering and Sale of Series A Preferred Units - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended				6 Months Ended
	Jun. 30, 2017	Feb. 02, 2017	Jan. 10, 2017	Jan. 06, 2017	Jun. 30, 2017	Feb. 28, 2017	Feb. 02, 2017	Jan. 31, 2017	Jun. 30, 2017
Subsidiary or Equity Method Investee [Line Items]
Net proceeds from public offering			$ 54,900					$ 54,879
Series A Preferred Unit [Member]
Subsidiary or Equity Method Investee [Line Items]
Proceeds from private placement of Preferred Units					$ 40,000	$ 50,000			$ 90,000
Convertible Preferred Share, conversion date									Feb. 02, 2019
Preferred Stock Conversion Price Per Share	$ 24.00				$ 24.00				$ 24.00
Private Placement [Member] | Series A Preferred Unit [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred Units issued	1,666,667	2,083,333			1,666,667		2,083,333		1,666,667
Preferred Units issued, price per unit	$ 24.00	$ 24.00			$ 24.00		$ 24.00		$ 24.00
Proceeds from private placement of Preferred Units	$ 38,800	$ 48,600
Second Private Placement [Member] | Series A Preferred Unit [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred Units issued	1,666,667				1,666,667				1,666,667
Preferred Units issued, price per unit	$ 24.00				$ 24.00				$ 24.00
Proceeds from private placement of Preferred Units									$ 38,800
Preferred units liquidation preference	$ 0.2400				$ 0.2400				$ 0.2400
Preferred Units, interest rate on issue price									8.00%
Preferred stock, dividend payment terms									Payable quarterly in arrears within 45 days after the end of each quarter, when, as and if declared by the Board.
Second Private Placement [Member] | Series A Preferred Unit [Member] | Vigdis Knutsen [Member]
Subsidiary or Equity Method Investee [Line Items]
Repayment of credit facility									$ 30,000
Common Units [Member]
Subsidiary or Equity Method Investee [Line Items]
Limited partnership common units sold			2,500,000	2,500,000
Limited Partner [Member] | Series A Preferred Unit [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage to redeemable preferred units of issue price							100.00%
Percentage of common units cash equal to issue price							70.00%
Percentage of common units receivable of issue price							80.00%
Conversion percentage of issue price of outstanding Series A preferred units							130.00%